SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS - Transactions (Details) - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
In-kind contributions		$ 1,434,802
Total	$ (16,823,279)	(22,144,968)
Joint ventures and associates
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Sales of goods and services	14,270,782	23,433,292
Purchases of goods and services	(20,696,699)	(43,850,427)
Key management personnel
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Sales of goods and services		362,017
Salaries, social security benefits and other benefits	(9,667,629)	(3,263,996)
Shareholders and other related parties
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Sales of goods and services	1,643,269	343,873
Purchases of goods and services	(2,178,877)	(305,061)
In-kind contributions		1,434,802
Parent company and related parties to Parent
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Interest expenses	$ (194,125)	$ (299,468)